Provisions	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Provisions

30. Provisions

The balances as of December 31, 2023 are detailed below:

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2023	1,102	654	2,770	1,026	5,552
Accrued during the period	1,086	28	160	182	1,456
Utilization	(760)	—	(54)	(802)	(1,616)
Releases	—	—	(214)	(26)	(240)
Exchange rate differences	1	(23)	(92)	—	(114)
At December 31, 2023	1,429	659	2,570	380	5,038

Current	1,063	—	—	—	1,063
Non-current	366	659	2,570	380	3,975

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2022	1,061	591	572	1,275	3,499
Accrued during the period	90	27	2,373	82	2,572
Utilization	(49)	—	(114)	(265)	(428)
Releases	—	—	(63)	(68)	(131)
Exchange rate differences	—	36	2	2	40
At December 31, 2022	1,102	654	2,770	1,026	5,552

Current	—	—	—	—	—
Non-current	1,102	654	2,770	1,026	5,552

The warranty provision represents the best estimate of commitments given by the Group for contractual, legal, or constructive obligations arising from product warranties given for a specified period of time. Such provisions are recognized on shipment of goods to customers. The warranty provision is estimated on the basis of the Group’s past experience and contractual terms. Related costs are recognized within cost of sales.

The provision for legal proceeding and sundry risks represents management’s best estimate of the expenditures expected to be required to settle or otherwise resolve legal proceeding and disputes. At December 31, 2023 the Group accrued EUR 1.3 million related to employment and personnel matters in the United States.

At December 31, 2023 provision for legal and sundry risks also include accruals in connection with taxation related to personnel severance amounting to EUR 576 thousand and a provision for workers compensation insurance for overall EUR 677 thousand.